Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	GROUP SIMEC SA DE CV
Entity Central Index Key	0000887153
Document Type	20-F/A
Document Period End Date	Dec. 31, 2019
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F for the year ended December 31, 2019, as filed with the U.S. Securities and Exchange Commission on June 5, 2020 (the "Original 20-F"), amends Items 5 (Critical Accounting Policies and Consolidated Statements of Comprehensive Income—Comparison of Years Ended December 31, 2018 and 2019— Income Tax), 15A, 15B, 15D and the audited consolidated financial statements of the Original 20-F. No other information included in the Original 20-F is amended hereby. For presentation purposes only, this Amendment No. 1 restates in its entirety the Original 20-F.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Is Entity Emerging Growth Company?	false
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	463,979,288
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation State Country Code	X1
Entity Interactive Data Current	Yes